Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense
(in thousands)	Years Ended September 30
	2014	2013	2012
Stock option grants	$441	376	381
Annual non-employee Director stock award	698	507	320
	$1,139	883	701

Summary of Stock Activity

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at
October 1, 2011	606,025	$14.96	3.5	$4,216
Granted	31,690	$22.25		$281
Exercised	(153,505)	$8.62		$(705)
Forfeited	(3,000)	$5.78		$(10)
Outstanding at
September 30, 2012	481,210	$17.52	3.8	$3,782
Granted	46,180	$26.20		$489
Exercised	(112,800)	$10.52		$(603)
Forfeited	—	$—		$—
Outstanding at
September 30, 2013	414,590	$20.40	4.2	$3,668
Granted	31,790	$41.39		$545
Exercised	(119,550)	$12.23		$(732)
Forfeited	—	$—		$—
Outstanding at
September 30, 2014	326,830	$25.43	5.0	$3,481
Exercisable at
September 30, 2014	244,476	$23.82	4.0	$2,398
Vested during
twelve months ended
September 30, 2014	33,148			$372

Summary of Stock Options Outstanding

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.51 – $24.75	14,514	22.25	7.2
$24.76 - $37.25	43,550	26.62	7.5
$37.26 - $41.39	24,290	41.39	9.2
	82,354	$30.21	8.0	years
Exercisable:
$11.00 - $16.50	55,800	14.92	0.4
$16.51 - $24.75	68,176	22.57	4.1
$24.76 - $37.25	113,000	27.79	5.3
$37.26 - $41.39	7,500	41.39	9.2
	244,476	$23.82	4.0	years
Total	326,830	$25.43	5.0	years